DEBT FACILITIES (Tables)	12 Months Ended
Mar. 31, 2021
Debt and Financing Obligations [Abstract]
Disclosure of detailed information about borrowings
Long-term debt, net of transaction costs is as follows:

			Repayment		2021		2020
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	975.0	2021-2034	$17.2	$1,202.3	$—	$1,370.4
Canadian dollar, fixed rate - 4.15%		$30.0	2021-2027	2.9	27.1	—	30.0
Term loans
U.S. dollar, variable rate	US$	176.4	2022-2025	71.2	149.3	79.7	177.1
Canadian dollar, variable rate		$40.9	2021-2028	5.6	35.1	5.6	40.7
Other			2021-2026	15.3	54.7	8.2	7.9
Lease liabilities
U.S. dollar			2021-2041	60.8	110.7	91.7	214.4
Other			2021-2043	27.0	148.7	21.0	160.7
R&D obligations
Canadian dollar			2021-2039	16.3	407.3	—	391.5
Revolving credit facilities
U.S. dollar, variable rate				—	—	—	423.3
Canadian dollar, variable rate				—	—	—	290.0
Total long-term debt				$216.3	$2,135.2	$206.2	$3,106.0

Disclosure of reconciliation of liabilities arising from financing activities
Information on the change in liabilities for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facilities	Total
Net book value as at April 1, 2019	$1,368.2	$352.3	$525.1	$348.5	$—	$2,594.1
Changes from financing cash flows
Net proceeds from borrowing under
revolving credit facilities	—	—	—	—	708.2	708.2
Proceeds from long-term debt	131.7	5.5	—	30.4	—	167.6
Repayment of long-term debt	(175.4)	(53.4)	—	(4.2)	—	(233.0)
Repayment of lease liabilities	—	—	(79.8)	—	—	(79.8)
Total changes from financing cash flows	$(43.7)	$(47.9)	$(79.8)	$26.2	$708.2	$563.0
Non-cash changes
Business combinations (Note 4)	—	—	1.6	—	—	1.6
Foreign currency exchange differences	75.2	14.7	13.8	—	5.1	108.8
Additions and remeasurement of lease liabilities	—	—	27.3	—	—	27.3
Accretion	—	—	—	16.8	—	16.8
Other	0.7	0.1	(0.2)	—	—	0.6
Total non-cash changes	$75.9	$14.8	$42.5	$16.8	$5.1	$155.1
Net book value as at March 31, 2020	$1,400.4	$319.2	$487.8	$391.5	$713.3	$3,312.2
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	(705.6)	(705.6)
Proceeds from long-term debt	—	127.2	—	23.9	—	151.1
Repayment of long-term debt	—	(86.1)	—	—	—	(86.1)
Repayment of lease liabilities	—	—	(200.8)	—	—	(200.8)
Total changes from financing cash flows	$—	$41.1	$(200.8)	$23.9	(705.6)	$(841.4)
Non-cash changes
Business combinations (Note 4)	—	0.8	72.2	—	—	73.0
Foreign currency exchange differences	(151.4)	(30.2)	(31.5)	—	(7.7)	(220.8)
Additions and remeasurement of lease liabilities	—	—	26.9	—	—	26.9
Accretion	—	—	—	20.7	—	20.7
Other	0.5	0.3	(7.4)	(12.5)	—	(19.1)
Total non-cash changes	$(150.9)	$(29.1)	$60.2	$8.2	$(7.7)	$(119.3)
Net book value as at March 31, 2021	$1,249.5	$331.2	$347.2	$423.6	$—	$2,351.5